Employee benefits	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Employee benefits
15.
Employee benefits

TFI International pension plans

The Group sponsors defined benefit pension plans for 1 of its employees (2023 – 1).

The plan is within Canada and includes one unregistered plan. The last pension benefits were paid in 2023 for all the defined benefit pension plans but one. The defined benefit plans are no longer offered to employees. Therefore, the future obligation will only vary by actuarial re-measurements.

The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2023 and the next required valuation will be as of December 31, 2024.

TForce Freight pension plans

The pension plans have ongoing benefit accruals and new employees that are eligible to participate in the plans once they satisfy the participation requirements. The pension plans include 6,124 active participants (2023 - 6,895).

The plans do not have recurring contributions for employees. These plans are still required to fund past service costs and are fully funded by the Group. The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2023 and the next required valuation will be as of December 31, 2024.

Information in the tables that follow pertains to all of the Group’s defined benefit pension plans.

	December 31, 2024			December 31, 2023
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Defined benefit obligation	14,938	252,863	267,801	13,999	212,373	226,372
Fair value of plan assets	(366)	(196,979)	(197,345)	(200)	(172,941)	(173,141)
Net defined benefit liability (asset)	14,572	55,884	70,456	13,799	39,432	53,231

Plan assets comprise:

	December 31, 2024	December 31, 2023
TFI International pension plans
Equity securities	0%	14%
Other	100%	86%
TForce Freight pension plans
Equity securities	95%	95%
Debt securities	5%	5%

All equity and debt securities have quoted prices in active markets. Debt securities are held through mutual funds and primarily hold investments with ratings of AAA, AA or A, based on Moody’s ratings.

Movement in the present value of the accrued benefit obligation for defined benefit plans:

	December 31, 2024			December 31, 2023
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total

Defined benefit obligation,
beginning of year	13,999	212,373	226,372	20,189	144,110	164,299
Current service cost	474	55,749	56,223	382	58,155	58,537
Interest cost	638	11,007	11,645	787	7,342	8,129
Benefits paid	-	(2,749)	(2,749)	(10,139)	(3,832)	(13,971)
Remeasurement loss (gain) arising from:
- Demographic	-	3,143	3,143	-	1,017	1,017
- Financial assumptions	141	(29,522)	(29,381)	566	7,303	7,869
- Experience	839	2,865	3,704	1,849	(1,760)	89
Settlement	-	-	-	28	29	57
Effect of movements in exchange rates	(1,153)	(3)	(1,156)	337	9	346
Defined benefit obligation, end of year	14,938	252,863	267,801	13,999	212,373	226,372

Movement in the fair value of plan assets for defined benefit plans:

	December 31, 2024			December 31, 2023
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Fair value of plan assets,
beginning of year	200	172,941	173,141	10,214	158,444	168,658
Interest income	8	9,035	9,043	250	8,124	8,374
Employer contributions	(16)	20,000	19,984	37	-	37
Benefits paid	-	(2,749)	(2,749)	(10,139)	(3,832)	(13,971)
Fair value remeasurement	193	(232)	(39)	(165)	11,816	11,651
Plan administration expenses	-	(1,981)	(1,981)	(44)	(1,623)	(1,667)
Effect of movements in exchange rates	(19)	(35)	(54)	47	12	59
Fair value of plan assets, end of year	366	196,979	197,345	200	172,941	173,141

Expense recognized in income or loss:

	December 31, 2024			December 31, 2023
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Current service cost	474	55,749	56,223	382	58,155	58,537
Net interest cost	630	1,972	2,602	537	(782)	(245)
Plan administration expenses	-	1,981	1,981	44	1,623	1,667
Net settlement	-	-	-	28	29	57
Pension expense	1,104	59,702	60,806	991	59,025	60,016
Actual return on plan assets	201	8,803	9,004	85	19,940	20,025

Actuarial losses recognized in other comprehensive income:

	December 31, 2024			December 31, 2023
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Amount accumulated in retained	11,451	(80,494)	(69,043)	8,871	(75,238)	(66,367)
earnings, beginning of year
Recognized during the year	787	(23,282)	(22,495)	2,580	(5,256)	(2,676)
Amount accumulated in retained
earnings, end of year	12,238	(103,776)	(91,538)	11,451	(80,494)	(69,043)
Recognized during the year, net of tax	580	(17,389)	(16,809)	1,902	(3,918)	(2,016)

The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2024		December 31, 2023
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Defined benefit obligation:
Discount rate at	4.7%	5.7%	4.8%	5.0%
Future salary increases	N/A	2.0%	3.0%	2.0%
Employee benefit expense:
Discount rate at	5.0%	5.7%	5.0%	5.0%
Rate of return on plan assets at	5.0%	5.7%	5.0%	5.0%
Future salary increases	N/A	2.0%	3.0%	2.0%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2024		December 31, 2023
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Longevity at age 65 for current pensioners
Males	22.4	19.9	22.3	19.1
Females	25.0	21.9	25.0	22.0
Longevity at age 65 for current members aged 45
Males	23.8	21.5	23.8	20.6
Females	26.4	23.4	26.3	23.4

At December 31, 2024 the weighted average duration of the defined benefit obligation was:

TFI International pension plans	9.5
TForce Freight pension plans	16.3

The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2024		2023
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(38,006)	48,004	(34,520)	44,102

Historical information:

	2024	2023	2022	2021	2020
Defined benefit obligation	267,801	226,372	164,299	160,780	35,529
Fair value of plan assets	(197,345)	(173,141)	(168,658)	(93,903)	(21,147)
Deficit (surplus) in the plans	70,456	53,231	(4,359)	66,877	14,382

Experience adjustments arising on plan obligations	(22,534)	8,975	(112,739)	5,823	3,220
Experience adjustments arising on plan assets	(39)	11,651	(27,473)	310	1,129

The Group expects contributions of $84.8 million to be paid to its defined benefit plans in 2025.

Contributions to multi-employer plans

Pursuant to the terms of the purchase agreement for JHT, the Group participates in, under collective bargaining agreements, three multi-employer benefit plans named :

•
Central States, Southeast and Soutwest Areas Pension Plan
•
IAM National Pension Fund
•
Western Congerence of Teamsters Pension Plan

The Groups contribution under the plans were expensed as incurred and totaled $10.0 million in 2024 (2023 - $3.5 million).